Basis of Presentation and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Effect of new accounting standards on company's consolidated balance sheet and consolidated statements of operations

	December 31, 2011
	As previously reported	Effect of change	As currently reported
Deferred policy acquisition costs and present value of future profits	$8,744	$(2,188)	$6,556
Deferred income taxes, net	$1,398	$733	$2,131
Other liabilities	$8,443	$(31)	$8,412
Retained earnings	$12,519	$(1,518)	$11,001
Accumulated other comprehensive income, net of tax	$1,157	$94	$1,251
Total stockholders’ equity	$22,910	$(1,424)	$21,486

	For the year ended December 31, 2011
	As previously reported	Effect of change	Impact of Discontinued Operations	As currently reported
Amortization of deferred policy acquisition costs and present value of future profits	$3,427	$(983)	$—	$2,444
Insurance operating costs and other expenses	$4,398	$912	$(41)	$5,269
Income from continuing operations before income taxes	$230	$71	$(101)	$200
Income tax expense (benefit)	$(346)	$21	$(48)	$(373)
Net income	$662	$50	$—	$712
Net income available to common shareholders	$620	$50	$—	$670
Income from continuing operations, net of tax, available to common shareholders per common share:
Basic	$1.20	$0.11	$(0.12)	$1.19
Diluted	$1.12	$0.10	$(0.11)	$1.11
Net income available to common shareholders per common share:
Basic	$1.39	$0.12	$—	$1.51
Diluted	$1.30	$0.10	$—	$1.40

	For the year ended December 31, 2010
	As previously reported	Effect of change	Impact of Discontinued Operations	As currently reported
Amortization of deferred policy acquisition costs and present value of future profits	$2,527	$(835)	$—	$1,692
Insurance operating costs and other expenses	$4,407	$919	$(34)	$5,292
Income from continuing operations before income taxes	$2,356	$(84)	$—	$2,272
Income tax expense (benefit)	$612	$(40)	$(4)	$568
Net income	$1,680	$(44)	$—	$1,636
Net income available to common shareholders	$1,165	$(44)	$—	$1,121
Income from continuing operations, net of tax, available to common shareholders per common share:
Basic	$2.85	$(0.10)	$0.01	$2.76
Diluted	$2.62	$(0.09)	$0.01	$2.54
Net income available to common shareholders per common share:
Basic	$2.70	$(0.10)	$—	$2.60
Diluted	$2.49	$(0.09)	$—	$2.40

Effect of change in non-credit impairment in other comprehensive income

	For the years ended December 31,
	2012	2011	2010
OTTI losses recognized in OCI	$(40)	$(89)	$(418)
Changes in fair value and/or sales	147	112	647
Tax and deferred acquisition costs	(55)	(14)	(113)
Change in non-credit impairments recognized in OCI	$52	$9	$116